Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-09 - Treasury Portfolio - Institutional Class - Return Before Taxes	Past 1 year	Past 5 years	Since Inception
Total	0.38%	1.05%	0.79%	[1]

[1]	(a)From May 14, 2014